CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 22,249,035	$ 3,276,928	¥ 21,497,034
Operating costs and expenses:
Cost of revenues (including related party amounts of RMB965,944 and RMB827,884 (US$121,935) for the nine months ended September 30, 2019 and 2020, respectively)	(21,099,888)	(3,107,678)	(22,433,904)
Selling, general and administrative (including related party amounts of RMB2,482 and RMB17,133 (US$2,524) for the nine months ended September 30, 2019 and 2020, respectively)	(3,870,170)	(570,014)	(3,836,478)
Research and development (including related party amounts of RMB12,085 and RMB7,381 (US$1,087) for the nine months ended September 30, 2019 and 2020, respectively)	(2,012,113)	(296,352)	(1,955,884)
Total operating costs and expenses	(26,982,171)	(3,974,044)	(28,226,266)
Operating loss	(4,733,136)	(697,116)	(6,729,232)
Other income/(expense):
Interest income (including related party amounts of RMB3,596 and RMB1,247 (US$184) for the nine months ended September 30, 2019 and 2020, respectively)	135,068	19,893	312,312
Interest expenses (including related party amounts of RMB nil and RMB nil (US$ nil) for the nine months ended September 30, 2019 and 2020, respectively)	(796,997)	(117,385)	(637,444)
Foreign exchange (loss)/gain, net	14,349	2,113	(634,187)
Loss from equity method investments	(183,792)	(27,070)	(105,860)
Other income, net	129,039	19,005	22,847
Total other expenses, net	(702,333)	(103,444)	(1,042,332)
Loss before income taxes	(5,435,469)	(800,560)	(7,771,564)
Income tax expense	(39,613)	(5,834)	(29,266)
Net loss	(5,475,082)	(806,394)	(7,800,830)
Less: Net income attributable to noncontrolling interests	15,665	2,307	28,714
Net loss attributable to iQIYI, Inc.	(5,490,747)	(808,701)	(7,829,544)
Accretion of redeemable noncontrolling interests	(5,260)	(775)	0
Net loss attributable to ordinary shareholders.	(5,496,007)	(809,476)	(7,829,544)
Other comprehensive income
Foreign currency translation adjustments	166,781	24,564	613,424
Unrealized losses on available-for-sale debt securities	(315)	(46)	(282)
Total other comprehensive income, net of tax	166,466	24,518	613,142
Comprehensive loss	(5,308,616)	(781,876)	(7,187,688)
Less: Comprehensive income attributable to noncontrolling interests	14,573	2,146	29,821
Comprehensive loss attributable to iQIYI, Inc.	¥ (5,323,189)	$ (784,022)	¥ (7,217,509)
Class A and Class B ordinary share
Net loss per ordinary share:
Basic | (per share)	¥ (1.07)	$ (0.16)	¥ (1.54)
Diluted | (per share)	¥ (1.07)	$ (0.16)	¥ (1.54)
Shares used in net loss per ordinary share computation:
Basic	5,157,297,932	5,157,297,932	5,098,456,394
Diluted	5,157,297,932	5,157,297,932	5,098,456,394
American Depositary Shares
Net loss per ordinary share:
Basic | (per share)	¥ (7.49)	$ (1.12)	¥ (10.78)
Diluted | (per share)	¥ (7.49)	$ (1.12)	¥ (10.78)
Membership services
Revenues:
Revenues	¥ 12,655,829	$ 1,864,002	¥ 10,574,553
Online advertising services
Revenues:
Revenues	4,963,084	730,983	6,387,500
Content distribution
Revenues:
Revenues	1,855,739	273,321	1,666,177
Others
Revenues:
Revenues	¥ 2,774,383	$ 408,622	¥ 2,868,804